Consolidated balance sheets - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
ASSETS
Intangible assets	SFr 162,915	SFr 192,299
Right-of-use assets	2,642	2,498
Property and equipment	49	38
Other non-current assets	114	76
Deferred tax assets	495	1,737
Non-current assets	166,215	196,648
Inventories	227	391
Trade receivables	1,321	1,302
Other current assets	1,798	8,516
Cash and cash equivalents	19,237	44,761
Current assets	22,583	54,970
Total assets	188,798	251,618
EQUITY AND LIABILITIES
Share capital	56,163	44,133
Reserves	220,961	210,147
Treasury shares	(12,108)	(2,999)
Accumulated losses	(119,599)	(69,751)
Equity	145,417	181,530
Non-current lease liabilities	2,232	2,192
Non-current borrowings	16	396
Defined benefit obligations	1,772	2,793
Provisions	7,909	19,470
Deferred tax liabilities	20,736	25,504
Non-current liabilities	32,665	50,355
Current lease liabilities	444	331
Current borrowings	372	95
Trade payables	1,625	1,700
Financial liabilities due to related parties	1,280	1,250
Provisions	3,094	12,083
Other current payables and liabilities	3,901	4,274
Current liabilities	10,716	19,733
Total equity and liabilities	SFr 188,798	SFr 251,618